Average Annual Total Returns		12 Months Ended	40 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Composite Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		29.57%	9.05%
Performance Inception Date	Aug. 03, 2021
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	10.40%
Spear Alpha ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.65%	9.38%
Performance Inception Date	Aug. 03, 2021
Spear Alpha ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.65%	9.35%
Spear Alpha ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		12.22%	7.31%